Plant and equipment (Tables)	6 Months Ended
Jun. 30, 2022
Plant and equipment
Schedule of plant and equipment

		Computer
	Furniture	hardware			Production
	and	and		Leasehold	tooling
	equipment	software	Vehicles	Improvements	and molds	Total
Cost:
December 31, 2020	$477,823	$421,198	$1,384,597	$435,376	$7,613,969	$10,332,963
Additions	448,918	584,307	1,816,568	1,124,818	387,260	4,361,871
Disposal	—	(1,971)	(894,316)	—	—	(896,287)
Foreign exchange translation difference	689	41	—	482	—	1,212
December 31, 2021	927,430	1,003,575	2,306,849	1,560,676	8,001,229	13,799,759
Additions	122,440	179,063	939,288	7,526,714	1,132,868	9,900,373
Disposal	—	—	(393,669)	—	(56,285)	(449,954)
Foreign exchange translation difference	(2,788)	(102)	—	(1,216)	—	(4,106)
June 30, 2022	1,047,082	1,182,536	2,852,468	9,086,174	9,077,812	23,246,072

Amortization:
December 31, 2020	309,321	198,331	294,672	273,756	893,909	1,969,989
Additions	97,760	249,754	340,621	116,105	2,675,815	3,480,055
Disposal	—	(219)	(38,022)	—	—	(38,241)
Foreign exchange translation difference	985	38	—	455	—	1,478
December 31, 2021	408,066	447,904	597,271	390,316	3,569,724	5,413,281
Additions	77,530	182,580	370,881	153,735	1,354,240	2,138,966
Disposal	—	—	(90,252)	—	—	(90,252)
Foreign exchange translation difference	(2,585)	(101)	—	(1,211)	—	(3,897)
June 30, 2022	$483,011	$630,383	$877,900	$542,840	$4,923,964	$7,458,098

Net book value:
December 31, 2021	$519,364	$555,671	$1,709,578	$1,170,360	$4,431,505	$8,386,478
June 30, 2022	$564,071	$552,153	$1,974,568	$8,543,334	$4,153,848	$15,787,974